TRADE AND OTHER RECEIVABLES - Trade receivables past due (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
Bad debt expense	$ 15	$ 14	$ 17
Other receivables	124	107	92
Trade receivables	1,141	1,166	1,125
Less: provision for bad and doubtful debts	(59)	(62)	(69)	$ (54)
Trade receivables - net	1,082	1,104	1,056
Total past due
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	1,141	1,166	1,125
Less: provision for bad and doubtful debts	(59)
Past due not more than three months
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	190	271	225
Less: provision for bad and doubtful debts	$ (2)
Weighted average loss rate	(1.10%)
Past due more than three months and not more than six months
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 85	78	65
Less: provision for bad and doubtful debts	$ (3)
Weighted average loss rate	(3.50%)
Past due more than six months and not more than one year
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 185	170	171
Less: provision for bad and doubtful debts	$ (52)
Weighted average loss rate	(28.10%)
Neither past due nor impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ 681	$ 647	$ 664
Less: provision for bad and doubtful debts	$ (2)
Weighted average loss rate	(0.30%)